Significant Accounting Policies - Foreign Currency (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Foreign exchange losses	$ 0.2	$ 1.0	$ 0.4